United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/14

Date of Reporting Period: Six months ended 02/28/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
February 28, 2014
Share Class	Ticker
A	FGCAX
R	SRBRX
Institutional	FGCIX
Service	FGCSX

Federated Short-Intermediate Total Return Bond Fund
(formerly, Federated Intermediate Government/Corporate Fund)

A Portfolio of Federated Institutional Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	63.4%
U.S. Treasury Securities	23.7%
Collateralized Mortgage Obligations	2.9%
Trade Finance Agreements	2.7%
Floating Rate Loans	1.9%
Foreign Debt Securities	1.6%
Government Agencies	1.0%
Asset-Backed Securities	0.1%
Derivative Contracts[3]	(0.3)%
Other Security Types[4]	0.1%
Cash Equivalents[5]	2.2%
Other Assets and Liabilities—Net[6]	0.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Other Security Types consist of common stocks, warrants, preferred stocks and exchange-traded funds.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 28, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—53.5%
		Basic Industry - Chemicals—1.1%
$990,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$1,281,971
250,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	268,542
20,000		Praxair, Inc., 4.625%, 3/30/2015	20,895
50,000		RPM International, Inc., 6.50%, 2/15/2018	57,579
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	114,276
11,000		Rohm & Haas Co., 6.00%, 9/15/2017	12,608
		TOTAL	1,755,871
		Basic Industry - Metals & Mining—4.7%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,068,101
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	828,052
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	147,239
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	204,110
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	652,251
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	827,813
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	60,492
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	59,395
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	52,639
1,450,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,530,284
1,175,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,183,569
100,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	101,200
1,000,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	957,678
		TOTAL	7,672,823
		Basic Industry - Paper—0.9%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,483,136
		Capital Goods - Aerospace & Defense—1.2%
895,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	929,457
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	24,949
1,000,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	1,010,086
		TOTAL	1,964,492
		Capital Goods - Building Materials—0.6%
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	726,562
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	$232,205
		TOTAL	958,767
		Capital Goods - Diversified Manufacturing—0.2%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	17,171
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,284
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	263,104
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	59,529
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	36,100
		TOTAL	387,188
		Capital Goods - Environmental—0.1%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	56,287
50,000		Waste Management, Inc., 7.375%, 3/11/2019	61,253
		TOTAL	117,540
		Capital Goods - Packaging—0.3%
500,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	508,148
		Communications - Media & Cable—1.0%
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,653,106
		Communications - Media Noncable—0.7%
195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	199,048
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	981,005
		TOTAL	1,180,053
		Communications - Telecom Wireless—2.0%
1,000,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	947,974
75,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	78,281
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	207,990
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	870,988
1,075,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,107,785
		TOTAL	3,213,018
		Communications - Telecom Wirelines—1.1%
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	64,800
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	588,328
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	114,097
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.65%, 9/14/2018	1,066,795
		TOTAL	1,834,020
		Consumer Cyclical - Automotive—2.2%
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	262,574
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	$150,945
1,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,268,499
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	521,053
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	256,388
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	1,037,478
		TOTAL	3,496,937
		Consumer Cyclical - Entertainment—0.4%
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	149,547
250,000		Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	249,281
70,000		Viacom, Inc., 2.50%, 9/1/2018	71,541
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	106,320
		TOTAL	576,689
		Consumer Cyclical - Lodging—0.8%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,191,735
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	77,465
		TOTAL	1,269,200
		Consumer Cyclical - Retailers—0.3%
500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	512,036
		Consumer Cyclical - Services—0.3%
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	559,258
		Consumer Non-Cyclical - Food/Beverage—2.2%
1,250,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,191,136
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	304,822
1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	937,321
400,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	407,065
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	154,685
10,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	10,267
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	494,153
		TOTAL	3,499,449
		Consumer Non-Cyclical - Health Care—2.6%
1,300,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,503,697
980,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	1,202,514
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	$139,198
1,100,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	1,288,541
		TOTAL	4,133,950
		Consumer Non-Cyclical - Supermarkets—0.1%
100,000		Kroger Co., Note, 6.80%, 12/15/2018	120,322
		Consumer Non-Cyclical - Tobacco—0.3%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	19,989
350,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	350,795
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	57,890
		TOTAL	428,674
		Energy - Independent—0.2%
70,000		Devon Energy Corp., 6.30%, 1/15/2019	83,214
100,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	102,450
125,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	128,861
		TOTAL	314,525
		Energy - Integrated—1.6%
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,033,268
450,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	461,627
1,000,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,007,812
90,000		Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	91,322
		TOTAL	2,594,029
		Energy - Oil Field Services—1.5%
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	292,853
1,000,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	1,025,246
300,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.10%, 9/15/2023	310,766
665,000		Weatherford International Ltd., 6.00%, 3/15/2018	756,795
		TOTAL	2,385,660
		Energy - Refining—0.4%
300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	336,114
200,000		Valero Energy Corp., 9.375%, 3/15/2019	262,534
		TOTAL	598,648
		Financial Institution - Banking—9.6%
143,000		American Express Co., 2.65%, 12/2/2022	136,410
90,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	95,907
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$335,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	$337,679
5,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	5,067
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	50,678
500,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	623,535
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	1,006,097
250,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	251,152
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,166,969
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	56,785
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	108,744
400,000		Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	405,693
100,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	113,058
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	494,195
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	278,973
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,287,262
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	998,503
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,215,839
350,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	349,746
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	251,324
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	194,405
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,300,124
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	118,913
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	693,222
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,122,179
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,297,529
500,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	498,846
300,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	310,323
45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	47,451
250,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	257,578
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	390,405
		TOTAL	15,464,591
		Financial Institution - Brokerage—1.3%
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	11,408
725,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	775,348
730,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	808,670
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Brokerage—continued
$500,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	$553,449
		TOTAL	2,148,875
		Financial Institution - Finance Noncaptive—2.0%
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,249,759
1,000,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,060,659
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	335,159
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	105,312
500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	553,287
		TOTAL	3,304,176
		Financial Institution - Insurance - Health—0.1%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	87,050
		Financial Institution - Insurance - Life—3.4%
750,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	753,811
325,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	334,496
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	600,309
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	1,114,253
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,302,329
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	181,397
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	953,261
210,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	205,110
		TOTAL	5,444,966
		Financial Institution - Insurance - P&C—1.2%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	26,527
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	435,561
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	58,086
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	32,812
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	800,219
500,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	499,603
75,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	75,104
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	27,136
		TOTAL	1,955,048
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REITs—2.6%
$500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	$484,817
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	259,488
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,144,195
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	160,300
700,000		Healthcare Trust of America, 3.70%, 4/15/2023	670,645
115,000		Liberty Property LP, 6.625%, 10/1/2017	132,985
600,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	596,502
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	107,598
650,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	692,173
		TOTAL	4,248,703
		Sovereign—0.3%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	486,951
		Technology—1.4%
500,000		BMC Software, Inc., 7.25%, 6/1/2018	520,000
1,140,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,323,469
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	52,736
200,000		Juniper Networks, Inc., Sr. Unsecd. Note, 4.50%, 3/15/2024	200,803
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	151,345
		TOTAL	2,248,353
		Transportation - Railroads—0.1%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	25,944
190,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	192,535
		TOTAL	218,479
		Transportation - Services—0.3%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	46,338
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	154,715
300,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	300,988
		TOTAL	502,041
		Utility - Electric—2.8%
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	22,280
1,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,280,276
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	753,616
250,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.25%, 3/15/2023	245,771
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$100,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	$110,511
19,641	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	21,274
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	11,357
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	464,932
135,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	136,284
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,118,619
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	315,783
		TOTAL	4,480,703
		Utility - Natural Gas Distributor—0.9%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	128,756
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,174,893
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	100,252
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	25,035
		TOTAL	1,428,936
		Utility - Natural Gas Pipelines—0.7%
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	623,560
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	44,994
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	312,184
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	56,481
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	59,613
		TOTAL	1,096,832
		TOTAL CORPORATE BONDS (IDENTIFIED COST $84,553,331)	86,333,243
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.9%
		Commercial Mortgage—2.7%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,251,526
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	412,960
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	186,567
750,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.971%, 6/10/2046	736,512
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	460,395
735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.776%, 4/10/2046	716,056
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	201,270
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$156,297	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	$164,443
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	326,530
		TOTAL	4,456,259
		Government Agency—0.2%
288,064		Federal Home Loan Mortgage Corp. REMIC 3397 FC, 0.7545%, 12/15/2037	290,455
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,854,107)	4,746,714
		GOVERNMENT AGENCY—1.0%
		Federal National Mortgage Association—1.0%
1,500,000		Federal National Mortgage Association, 1.250%, 9/28/2016 (IDENTIFIED COST $1,500,277)	1,524,259
		U.S. TREASURY—23.7%
14,415,380	[3]	U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	14,288,120
3,000,000		United States Treasury Note, 0.375%, 1/31/2016	3,004,179
5,500,000		United States Treasury Note, 1.000%, 3/31/2017	5,542,110
15,000,000		United States Treasury Note, 1.750%, 5/31/2016	15,445,750
		TOTAL U.S. TREASURY (IDENTIFIED COST $38,824,214)	38,280,159
		INVESTMENT COMPANIES—18.6%[4]
224,541		Emerging Markets Fixed Income Core Fund	7,637,288
321,637		Federated Bank Loan Core Fund	3,293,567
2,539,260	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	2,539,260
517,598		Federated Project and Trade Finance Core Fund	4,994,824
1,732,282		High Yield Bond Portfolio	11,640,936
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $29,856,943)	30,105,875
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $159,588,872)[6]	160,990,250
		OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	475,057
		TOTAL NET ASSETS—100%	$161,465,307
Semi-Annual Shareholder Report

At February 28, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Long Bond, Short Futures	114	$15,169,125	June 2014	$(197,085)
[8]United States Treasury Notes, 10-Year Short Futures	350	$43,585,938	June 2014	$(208,600)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(405,685)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2014, these restricted securities amounted to $11,521,121, which represented 7.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2014, these liquid restricted securities amounted to $11,521,121, which represented 7.1% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holdings.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $159,614,824.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments In Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$86,333,243	$—	$86,333,243
Collateralized Mortgage Obligations	—	4,746,714	—	4,746,714
Government Agency	—	1,524,259	—	1,524,259
U.S. Treasury	—	38,280,159	—	38,280,159
Investment Companies[1]	25,111,051	4,994,824	—	30,105,875
TOTAL SECURITIES	$25,111,051	$135,879,199	$—	$160,990,250
OTHER FINANCIAL INSTRUMENTS[2]	$(405,685)	$—	$—	$(405,685)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 2/28/2014[1]
Net Asset Value, Beginning of Period	$10.53
Income From Investment Operations:
Net investment income	0.02
Net realized and unrealized gain on investments and futures contracts	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.08
Less Distributions:
Distributions from net investment income	(0.02)
Net Asset Value, End of Period	$10.59
Total Return[2]	0.75%
Ratios to Average Net Assets:
Net expenses	0.50%[3]
Net investment income	3.14%[3]
Expense waiver/reimbursement[4]	0.00%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
Portfolio turnover	25%[6]
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to February 28, 2014.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended February 28, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 2/28/2014[1]
Net Asset Value, Beginning of Period	$10.53
Income From Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments and futures contracts	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.07
Less Distributions:
Distributions from net investment income	(0.01)
Net Asset Value, End of Period	$10.59
Total Return[2]	0.71%
Ratios to Average Net Assets:
Net expenses	1.00%[3]
Net investment income	2.64%[3]
Expense waiver/reimbursement[4]	0.38%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
Portfolio turnover	25%[6]
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to February 28, 2014.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended February 28, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2014	Year Ended August 31,
		2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$10.37	$10.68	$10.51	$10.41	$9.97	$10.14
Income From Investment Operations:
Net investment income	0.12	0.19	0.24	0.28	0.41	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	0.24	(0.31)	0.23	0.12	0.64	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.36	(0.12)	0.47	0.40	1.05	0.50
Less Distributions:
Distributions from net investment income	(0.12)	(0.19)	(0.24)	(0.27)	(0.42)	(0.38)
Distributions from net realized gain on investments and futures contracts	(0.02)	—	(0.06)	(0.03)	(0.19)	(0.29)
TOTAL DISTRIBUTIONS	(0.14)	(0.19)	(0.30)	(0.30)	(0.61)	(0.67)
Net Asset Value, End of Period	$10.59	$10.37	$10.68	$10.51	$10.41	$9.97
Total Return[2]	3.48%	(1.17)%	4.49%	3.90%	10.90%	5.28%
Ratios to Average Net Assets:
Net expenses	0.34%[3]	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	2.31%[3]	1.81%	2.27%	2.58%	3.84%	3.62%
Expense waiver/reimbursement[4]	0.24%[3]	0.32%	0.62%	1.53%	5.08%	3.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$128,636	$106,396	$95,256	$32,703	$6,621	$8,502
Portfolio turnover	25%	46%	69%	103%	66%	205%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2014	Year Ended August 31,
		2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$10.36	$10.68	$10.51	$10.41	$9.97	$10.14
Income From Investment Operations:
Net investment income	0.11	0.16	0.22	0.25	0.38	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	0.25	(0.32)	0.22	0.13	0.65	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.36	(0.16)	0.44	0.38	1.03	0.48
Less Distributions:
Distributions from net investment income	(0.11)	(0.16)	(0.21)	(0.25)	(0.40)	(0.36)
Distributions from net realized gain on investments and futures contracts	(0.02)	—	(0.06)	(0.03)	(0.19)	(0.29)
TOTAL DISTRIBUTIONS	(0.13)	(0.16)	(0.27)	(0.28)	(0.59)	(0.65)
Net Asset Value, End of Period	$10.59	$10.36	$10.68	$10.51	$10.41	$9.97
Total Return[2]	3.45%	(1.51)%	4.23%	3.64%	10.63%	5.03%
Ratios to Average Net Assets:
Net expenses	0.59%[3]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.06%[3]	1.40%	2.05%	2.35%	3.72%	3.82%
Expense waiver/reimbursement[4]	0.25%[3]	0.33%	0.33%	1.68%	5.40%	4.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,829	$34,969	$254,803	$4,934	$1,613	$1,522
Portfolio turnover	25%	46%	69%	103%	66%	205%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2014 (unaudited)
Assets:
Total investment in securities, at value including $30,105,875 of investment in affiliated holdings (Note 5) (identified cost $159,588,872)		$160,990,250
Income receivable		1,089,561
Income receivable from affiliated holdings (Note 5)		76,908
Receivable for shares sold		171,173
Receivable for daily variation margin		83,688
TOTAL ASSETS		162,411,580
Liabilities:
Payable for investments purchased	$549,141
Payable for shares redeemed	320,942
Income distribution payable	39,033
Payable for shareholder services fee (Note 5)	6,159
Accrued expenses (Note 5)	30,998
TOTAL LIABILITIES		946,273
Net assets for 15,241,435 shares outstanding		$161,465,307
Net Assets Consist of:
Paid-in capital		$161,074,337
Net unrealized appreciation of investments and futures contracts		995,693
Accumulated net realized loss on investments and futures contracts		(610,127)
Undistributed net investment income		5,404
TOTAL NET ASSETS		$161,465,307
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($100.58 ÷ 9.497 shares outstanding), no par value, unlimited shares authorized	$10.59
Offering price per share (100/99.00 of $10.59)	$10.70
Redemption proceeds per share	$10.59
Class R Shares:
Net asset value per share ($100.61 ÷ 9.497 shares outstanding), no par value, unlimited shares authorized	$10.59
Offering price per share	$10.59
Redemption proceeds per share	$10.59
Institutional Shares:
Net asset value per share ($128,635,866 ÷ 12,141,832 shares outstanding), no par value, unlimited shares authorized	$10.59
Offering price per share	$10.59
Redemption proceeds per share	$10.59
Service Shares:
Net asset value per share ($32,829,240 ÷ 3,099,585 shares outstanding), no par value, unlimited shares authorized	$10.59
Offering price per share	$10.59
Redemption proceeds per share	$10.59
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 28, 2014 (unaudited)
Investment Income:
Dividends received from affiliated holdings (Note 5)			$156,703
Interest			1,875,674
TOTAL INCOME			2,032,377
Expenses:
Investment adviser fee (Note 5)		$230,240
Administrative fee (Note 5)		59,939
Custodian fees		5,591
Transfer agent fee (Note 2)		52,876
Directors'/Trustees' fees (Note 5)		2,226
Auditing fees		14,371
Legal fees		5,774
Portfolio accounting fees		37,440
Shareholder services fee (Note 5)		41,745
Share registration costs		19,797
Printing and postage		15,380
Insurance premiums (Note 5)		2,195
Miscellaneous (Note 5)		948
TOTAL EXPENSES		488,522
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(180,379)
Reimbursement of transfer agent fee (Note 2)	(6,302)
TOTAL WAIVER AND REIMBURSEMENTS		(186,681)
Net expenses			301,841
Net investment income			1,730,536
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized loss $40,272 on sales of investments in an affiliated holding) (Note 5)			(202,554)
Net realized loss on futures contracts			(786,818)
Net realized loss on allocation from affiliated partnership (Note 5)			(843)
Net change in unrealized depreciation of investments			4,573,293
Net change in unrealized depreciation of futures contracts			(25,597)
Net realized and unrealized gain on investments and futures contracts			3,557,481
Change in net assets resulting from operations			$5,288,017
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2014	Year Ended 8/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,730,536	$3,835,541
Net realized gain (loss) on investments and futures contracts	(990,215)	2,951,731
Net change in unrealized appreciation/depreciation of investments and futures contracts	4,547,696	(8,817,365)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,288,017	(2,030,093)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(0)[1]	—
Class R Shares	(0)[1]	—
Institutional Shares	(1,384,107)	(1,835,030)
Service Shares	(346,233)	(1,982,392)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(220,424)	—
Service Shares	(59,724)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,010,488)	(3,817,422)
Share Transactions:
Proceeds from sale of shares	48,592,116	122,375,820
Net asset value of shares issued to shareholders in payment of distributions declared	1,780,374	3,008,303
Cost of shares redeemed	(33,549,401)	(328,231,363)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,823,089	(202,847,240)
Change in net assets	20,100,618	(208,694,755)
Net Assets:
Beginning of period	141,364,689	350,059,444
End of period (including undistributed net investment income of $5,404 and $5,208, respectively)	$161,465,307	$141,364,689
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 28, 2014 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Short-Intermediate Total Return Bond Fund (formerly Federated Intermediate Government/Corporate Bond Fund) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
Effective January 31, 2014, the Fund began offering Class A Shares and Class R Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses
Semi-Annual Shareholder Report

are allocated to each class based on relative average daily net assets, except that Class A Shares, Class R Shares, Institutional Shares and Service Shares may bear shareholder services fees and certain transfer agent fees unique to those classes. For the six months ended February 28, 2014, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$41,032	$(4,898)
Service Shares	11,844	(1,404)
TOTAL	$52,876	$(6,302)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk
Semi-Annual Shareholder Report

that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,968,616 and $29,655,443, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(405,685)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(786,818)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(25,597)
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Semi-Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 2/28/2014[1]		2013
Class A Shares:	Shares	Amount
Shares sold	9	$100	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	9	$100	—	—

	Period Ended 2/28/2014[1]		2013
Class R Shares:	Shares	Amount
Shares sold	9	$100	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	9	$100	—	—

	Six Months Ended 2/28/2014		Year Ended 8/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,209,796	$44,206,733	7,772,727	$82,647,206
Shares issued to shareholders in payment of distributions declared	131,426	1,383,850	154,980	1,643,632
Shares redeemed	(2,462,976)	(25,884,216)	(6,586,147)	(69,656,629)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,878,246	$19,706,367	1,341,560	$14,634,209
Semi-Annual Shareholder Report

	Six Months Ended 2/28/2014		Year Ended 8/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	418,016	$4,385,183	3,717,173	$39,728,614
Shares issued to shareholders in payment of distributions declared	37,675	396,524	127,819	1,364,671
Shares redeemed	(730,236)	(7,665,185)	(24,336,961)	(258,574,734)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(274,545)	$(2,883,478)	(20,491,969)	$(217,481,449)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,603,719	$16,823,089	(19,150,409)	$(202,847,240)
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to February 28, 2014.
4. FEDERAL TAX INFORMATION
At February 28, 2014, the cost of investments for federal tax purposes was $159,614,824. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $1,375,426. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,829,941 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,454,515.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, the Adviser voluntarily waived $177,020 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Class R Shares	0.50%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2014, the Fund's Class A Shares and Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended February 28, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Service Shares	$41,745
For the six months ended February 28, 2014, FSSC did not receive any fees paid by the Fund.
Expense Limitation
Effective January 31, 2014, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.60%, 1.10%, 0.35% and 0.60% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended February 28, 2014, the Adviser reimbursed $3,359. Transactions involving the affiliated holdings during the six months ended February 28, 2014, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 8/31/2013	—	—	—	1,137,084	—	—	1,137,084
Purchases/Additions	224,541	321,637	1,020,587	51,445,775	517,598	1,732,282	55,262,420
Sales/ Reductions	—	—	(1,020,587)	(50,043,599)	—	—	(51,064,186)
Balance of Shares Held 2/28/2014	224,541	321,637	—	2,539,260	517,598	1,732,282	5,335,318
Value	$7,637,288	$3,293,567	$—	$2,539,260	$4,994,824	$11,640,936	$30,105,875
Dividend Income	$—	$9,561	$77,815	$1,980	$14,059	$53,288	$156,703
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2014, were as follows:
Purchases	$48,390,667
Sales	$26,367,356
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2014, there were no outstanding loans. During the six months ended February 28, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2014, there were no outstanding loans. During the six months ended February 28, 2014, the program was not utilized.
9. subsequent event
On March 13, 2014, the Trustees approved the reorganization of Huntington Short Intermediate Fixed Income Fund, a portfolio of The Huntington Funds, into the Fund. The reorganization is expected to occur no later than the second quarter of 2014.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2013 to February 28, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2013	Ending Account Value 2/28/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,007.50	$0.40[2,3]
Class R Shares	$1,000	$1,007.10	$0.80[2,4]
Institutional Shares	$1,000	$1,034.80	$1.72
Service Shares	$1,000	$1,034.50	$2.98
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.32	$2.51[2,3]
Class R Shares	$1,000	$1,019.84	$5.01[2,4]
Institutional Shares	$1,000	$1,023.11	$1.71
Service Shares	$1,000	$1,021.87	$2.96
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.50%
Class R Shares	1.00%
Institutional Shares	0.34%
Service Shares	0.59%
2	“Actual” expense information for the Fund's Class A Shares and Class R Shares are for the period from January 31, 2014 (date of initial investment) to February 28, 2014. Actual expenses are equal to the Fund's annualized net expense ratio of 0.50% and 1.00%, respectively, multiplied by 29/365 (to reflect the period from initial investment to February 28, 2014). “Hypothetical” expense information for Class A Shares and Class R Shares are presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current annualized net expense of 0.60% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.99 and $3.01, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current annualized net expense of 1.10% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.47 and $5.51, respectively.
Semi-Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Institutional Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 416,438,358.400 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	317,267,870.567	1,958,091.504
Maureen Lally-Green	317,629,480.587	1,596,481.484
Thomas M. O'Neill	317,244,393.151	1,981,568.920
P. Jerome Richey	317,257,240.038	1,968,722.033
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Evaluation and Approval of Advisory Contract–May 2013
Federated Intermediate Government/Corporate Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report

For the periods covered by the Evaluation, the Fund's performance for one-year period was at the median of the relevant peer group, and the Fund's performance was above the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In this regard, the Senior Officer proposed, and the Board approved, a reduction in the contractual advisory fee of 10 basis points. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Semi-Annual Shareholder Report

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Intermediate Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B870
CUSIP 31420B862
CUSIP 31420B607
CUSIP 31420B508
34586 (4/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 22, 2014